Financial risk management - Summary Of Impact Of Multiple Scenarios On The Allowance (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of provision matrix [line items]
Credit exposure	S/ 1,744,415	S/ 2,367,357
Optimistic Case Scenario [Member]
Disclosure of provision matrix [line items]
Credit exposure	S/ 81,557	S/ 159,536
Expected credit loss rate	5.00%	7.00%
Base Case Scenario [Member]
Disclosure of provision matrix [line items]
Credit exposure	S/ 999,681	S/ 1,127,461
Expected credit loss rate	58.00%	49.00%
Pessimistic Case Scenario [Member]
Disclosure of provision matrix [line items]
Credit exposure	S/ 663,177	S/ 1,080,360
Expected credit loss rate	37.00%	44.00%